GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
The following presents total revenues for the years ended December 31, 2012, 2013 and 2014 and long-lived assets as of December 31, 2012, 2013 and 2014.

	2012		2013		2014
		Long-		Long-		Long-
	Total	lived	Total	lived	Total	lived
	revenues	assets	revenues	assets	revenues	assets

Israel	$7,773	$3,227	$7,887	$2,941	$7,994	$3,576
Americas	66,443	230	71,527	147	76,429	141
Europe	35,876	119	37,310	74	43,989	56
Far East	17,398	43	20,508	29	23,167	83

	$127,490	$3,619	$137,232	$3,191	$151,579	$3,856

Revenue from External Customers by Products and Services [Table Text Block]
Total revenues from external customers divided on the basis of the Company's product lines are as follows:

	Year ended December 31,
	2012	2013	2014

Technology	$24,673	$22,048	$19,680
Networking	102,817	115,184	131,899

	$127,490	$137,232	$151,579